Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
15.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2021	2020
Trade accounts payable	$5,721	$1,319
Accrued liabilities	2,888	1,103
Warranty provision	26	108
Payable for Next acquisition (Note a)	—	3,211
Other payables	1,560	717
	$10,195	$6,458
(a)	Payable for Next acquisition is the remaining amount owed by the Company (through its majority-owned subsidiary CGI) for its purchase of Next Exploration Inc. that was completed in May 2018. The amount owed at December 31, 2020 was paid in full in 2021.